CONFIDENTIAL TREATMENT REQUESTED
                        --------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Greenhut Overseas, L.L.C.*
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Address:             277 Park Avenue
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                     27th Floor
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                     New York, New York 10172
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Form 13F File Number:  028-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Gary K. Duberstein
                     --------------------------------
Title:               Managing Director
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Phone:               (212) 350-5100
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Signature, Place, and Date of Signing:

 Gary Duberstein               New York, New York             May 15, 2003
----------------     -----------------------------            ------------
    [Signature]             [City, State]                       [Date]

* Has discontinued operations as an institutional investment manager and will no longer be filing Form 13F.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                        CONFIDENTIAL TREATMENT REQUESTED
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:               0
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Form 13F Information Table Value Total:              $0
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                                                  (thousands)


List of Other Included Managers:

                              NONE


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                               FORM 13F

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Page 1 of 1                Name of Reporting Manager:  Greenhut Overseas, L.L.C.
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                                                       Item 6: Investment Discretion                   Item 8: Voting Authority
                                                                                                                  (Shares)
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Item 1:         Item 2:    Item 3: Item 4:  Item 5:              (b) Shared-    (c) Shared-   Item 7:
Name of Issuer  Title of   CUSIP    Fair    Shares or               As Defined   Other        Managers
                Class      Number   Market  Principal  (a) Sole    in Instr. V                See Instr.(a) Sole (b) Share (c) None
                                    Value   Amount                                              V
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
                                     0         0       0             0              0                       0          0         0
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COLUMN TOTAL                         0
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